Financial structure and financial costs - Fair value of bonds (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current financial debt
Current portion (less than one year)	$ (9,094)	$ (3,774)	$ (3,451)
Non-current financial debt and related financial instruments	45,725	41,228	38,083
USLIBOR
Non-current financial debt
Fair value after hedging			8,290
VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	9,305	9,755	7,051
FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	28,740	23,446	22,839
Principal financing entities | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Current portion (less than one year)	(204)	(1,648)	(2,118)
Non-current financial debt and related financial instruments	8,609	8,862	6,172
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD
Non-current financial debt
Fair value after hedging	5,299	6,332	3,542
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro
Non-current financial debt
Fair value after hedging	2,611	2,636	3,209
Principal financing entities | Variable rate bonds or bonds after fair value hedge, other
Non-current financial debt
Fair value after hedging	903	1,542	1,539
Principal financing entities | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Current portion (less than one year)	(2,341)	(1,909)	(3,175)
Non-current financial debt and related financial instruments	28,689	23,430	22,828
Principal financing entities | Bond after cash flow hedge or fixed rate bond, EUR
Non-current financial debt
Fair value after hedging	19,584	13,768	15,448
Principal financing entities | Bond after cash flow hedge or fixed rate bond, USD
Non-current financial debt
Fair value after hedging	10,402	10,523	8,301
Principal financing entities | Bond after cash flow hedge or fixed rate bond, other
Non-current financial debt
Fair value after hedging	$ 1,044	1,048	2,254
TotalEnergies Capital
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
TotalEnergies Capital International
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
Other consolidated subsidiaries | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	$ 696	893	879
Other consolidated subsidiaries | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	$ 51	$ 16	$ 11